Related Party Transactions - Summary of Expense Resulting From The Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expense - leases	$ 3,513	$ 3,952
MVS shareholder
Disclosure of transactions between related parties [line items]
Interest expense - leases	300	300
MVS shareholder | Operating Leases
Disclosure of transactions between related parties [line items]
Rent expense	1,187	1,187
MVS shareholder | Finance Leases
Disclosure of transactions between related parties [line items]
Depreciation expense	90	81
Interest expense - leases	69	76
SLO Cultivation Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
Rent expense	0	513
MedMar Inc. | Subsidiaries | Operating Leases
Disclosure of transactions between related parties [line items]
Rent expense	288	288
MedMar Inc. | Subsidiaries | Finance Leases
Disclosure of transactions between related parties [line items]
Depreciation expense	306	306
Interest expense - leases	$ 246	$ 270